General (Details) - USD ($) $ in Millions			1 Months Ended		6 Months Ended	12 Months Ended
	Mar. 28, 2023	Aug. 28, 2022	Aug. 30, 2022	Feb. 28, 2022	Jun. 30, 2023	Dec. 31, 2022	Mar. 21, 2023
General (Details) [Line Items]
Issued share capital rate	76.25%				67.00%	27.02%
Capital raising transaction percentage							18.45%
Stock capital, percentage					90.00%
Issued and outstanding share capital percentage			35.94%		46.21%
Outstanding share capital rate					67.00%
Gix Internet Ltd. [Member]
General (Details) [Line Items]
Holdings interests percentage				38.03%
Gix Internet Ltd. [Member] | Bottom of range [member]
General (Details) [Line Items]
Issued and outstanding share capital percentage		42.25%
Jeffs’ Brands Ltd.[Member]
General (Details) [Line Items]
Issued and outstanding share capital percentage					34.87%
Parazero Technologies Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage					40.35%
Parazero Technologies Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage					40.22%
Laminera Flow Optimization Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage					19.70%
Polyrizon Ltd. [Member]
General (Details) [Line Items]
Ownership interest, percentage					4.76%
Elbit Imaging Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage					3.79%
Automax Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage					2.64%
SciSparc ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage					0.86%
Safee Cyber Technologies Ltd. [Member]
General (Details) [Line Items]
Ownership interest, percentage					2.35%
Maris-Tech Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage					1.41%
Colugo Systems Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage					0.97%
Safe Foods, Inc. [Member]
General (Details) [Line Items]
Ownership interest, percentage					0.47%
Tondo Smart Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage					0.67%
Bubbles Intergroup Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage					1.49%
A.I Ssystems Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage					4.99%
Metagramm Software Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage					19.99%
Financial Statements [Member]
General (Details) [Line Items]
cash and cash equivalents (in Dollars)					$ 6.2